Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [Abstract]
Cash and cash equivalents
16. Cash and cash equivalents

	December 31,
	2020	2019
	US$’000	US$’000
Cash at bank available on demand	118,575	65,197
Restricted cash	223	2,032
Total cash and cash equivalents	118,798	67,229

Cash and cash equivalents include cash at bank available on demand and restricted cash.

At December 31, 2020 and December 31, 2019, there was US$223,000 and US$2,032,000 of restricted cash, respectively. The balance at December 31, 2020 includes a deposit on a company credit card facility for an amount of US$150,000 (December 31, 2019: US$150,000). Of the US$2,032,000 held in restricted cash at December 31, 2019, $1,069,000 was in an escrow account, which was set-up in accordance with Aegerion’s bankruptcy plan as approved by the U.S. Bankruptcy Court, and it was fully utilized to pay the costs associated with the bankruptcy process.  Additionally, there was US$73,000 held by a third-party distributor at December 31, 2020 (December 31, 2019: US$813,000).